UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

LATITUDE MANAGEMENT REAL ESTATE CAPITAL IV, INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) November 14, 2024

Commission File Number of securitizer:  025-03715

Central Index Key Number of securitizer:  0001710182

___________Melody Zaghi, Senior Vice President, (310) 234-2111____________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ___________

___________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ____________

Central Index Key Number of underwriter (If applicable): _____________

____________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE
This amendment amends the Form ABS-15G filed on February 9, 2024 (the “Original Form ABS-15G”) (See Accession Number: 0000905148-24-000527). The sole purpose of this amendment is to update the reporting period to January 1, 2023 to December 31, 2023. There is no other change from the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  November 14, 2024

Latitude Management Real Estate Capital IV, Inc.
(Securitizer)

/s/ Wallace O. Sellers, Jr.

By:  Wallace O. Sellers, Jr., Executive Vice President
(senior officer in charge of securitization of the securitizer)